Supplementary Information to the Statements of Comprehensive Profit or Loss (Schedule of Cost of Revenues Products) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 1,828	$ 2,047	$ 1,532
Subcontractors	58	190	118
Depreciation and amortization	426	559	387
Cost of materials	636	1,039	300
Other manufacturing expenses	779	906	659
Decrease (increase) in inventory of finished products	(543)	242	155
Cost of Revenues from sale of products	$ 3,184	$ 4,983	$ 3,151